 Investment Portfolioas of November 30, 2022 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 84.7%
Communication Services 9.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	22,539	434,552
Lumen Technologies, Inc.	2,984	16,323
Verizon Communications, Inc.	13,444	524,047
		974,922
Entertainment 2.2%
Activision Blizzard, Inc.	2,871	212,311
Electronic Arts, Inc.	1,051	137,450
Live Nation Entertainment, Inc.*	494	35,943
Netflix, Inc.*	1,566	478,460
Take-Two Interactive Software, Inc.*	554	58,552
Walt Disney Co.*	6,553	641,342
Warner Bros Discovery, Inc.*	7,762	88,487
		1,652,545
Interactive Media & Services 4.5%
Alphabet, Inc. "A"*	13,319	1,345,086
Alphabet, Inc. "C"*	12,122	1,229,777
Match Group, Inc.*	1,205	60,925
Meta Platforms, Inc. "A"*	5,768	681,200
		3,316,988
Media 1.0%
Charter Communications, Inc. "A"*	334	130,691
Comcast Corp. "A"	13,130	481,083
Fox Corp. "A"	905	29,367
Interpublic Group of Companies, Inc.	1,147	39,411
Omnicom Group, Inc.	602	48,016
Paramount Global "B"	1,717	34,477
		763,045
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	1,275	193,111
Consumer Discretionary 5.8%
Auto Components 0.6%
Aptiv PLC*	2,768	295,262
BorgWarner, Inc.	2,559	108,783
		404,045
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	85	176,753
Chipotle Mexican Grill, Inc.*	55	89,483
Darden Restaurants, Inc.	318	46,743
Domino's Pizza, Inc.	94	36,541
Expedia Group, Inc.*	380	40,599
Hilton Worldwide Holdings, Inc.	640	91,277
Las Vegas Sands Corp.*	853	39,954
Marriott International, Inc. "A"	641	105,989
McDonald's Corp.	1,546	421,733

MGM Resorts International	849	31,294
Starbucks Corp.	2,428	248,142
Yum! Brands, Inc.	707	90,963
		1,419,471
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.*	13,447	1,298,173
eBay, Inc.	835	37,943
		1,336,116
Specialty Retail 0.8%
AutoZone, Inc.*	31	79,949
Home Depot, Inc.	676	219,017
Lowe's Companies, Inc.	389	82,682
O'Reilly Automotive, Inc.*	102	88,183
Ross Stores, Inc.	268	31,536
TJX Companies, Inc.	627	50,191
Tractor Supply Co.	133	30,099
Ulta Beauty, Inc.*	79	36,723
		618,380
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	4,122	452,142
Tapestry, Inc.	777	29,347
VF Corp.	1,026	33,674
		515,163
Consumer Staples 3.2%
Beverages 1.2%
Coca-Cola Co.	5,610	356,852
Constellation Brands, Inc. "A"	223	57,389
Keurig Dr Pepper, Inc.	1,067	41,261
Monster Beverage Corp.*	536	55,133
PepsiCo, Inc.	1,999	370,834
		881,469
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	469	252,908
Kroger Co.	711	34,974
Sysco Corp.	499	43,169
Walgreens Boots Alliance, Inc.	733	30,420
Walmart, Inc.	1,441	219,637
		581,108
Household Products 0.7%
Church & Dwight Co., Inc.	258	21,123
Clorox Co.	128	19,027
Colgate-Palmolive Co.	910	70,507
Kimberly-Clark Corp.	357	48,420
Procter & Gamble Co.	2,564	382,446
		541,523
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	475	112,000
Tobacco 0.4%
Altria Group, Inc.	2,083	97,026
Philip Morris International, Inc.	1,798	179,207
		276,233

Energy 1.2%
Energy Equipment & Services
Baker Hughes Co.	5,934	172,205
Halliburton Co.	5,707	216,238
Schlumberger Ltd.	9,084	468,280
		856,723
Financials 11.5%
Banks 6.1%
Bank of America Corp.	24,782	937,999
Citigroup, Inc.	6,641	321,491
Citizens Financial Group, Inc.	1,675	70,986
Comerica, Inc.	450	32,283
Fifth Third Bancorp.	2,337	84,973
First Republic Bank	601	76,694
Huntington Bancshares, Inc.	4,891	75,713
JPMorgan Chase & Co.	10,026	1,385,393
KeyCorp.	3,167	59,571
M&T Bank Corp.	618	105,072
PNC Financial Services Group, Inc.	1,381	232,367
Regions Financial Corp.	3,172	73,622
Signature Bank	203	28,318
SVB Financial Group*	198	45,892
Truist Financial Corp.	4,275	200,113
U.S. Bancorp.	4,399	199,671
Wells Fargo & Co.	11,955	573,242
Zions Bancorp NA	502	26,014
		4,529,414
Capital Markets 1.0%
Bank of New York Mellon Corp.	663	30,432
BlackRock, Inc.	104	74,464
Charles Schwab Corp.	1,241	102,432
CME Group, Inc.	304	53,656
Intercontinental Exchange, Inc.	458	49,606
Moody's Corp.	155	46,232
Morgan Stanley	1,138	105,914
MSCI, Inc.	77	39,103
S&P Global, Inc.	252	88,906
T. Rowe Price Group, Inc.	205	25,606
The Goldman Sachs Group, Inc.	275	106,191
		722,542
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. "B"*	3,511	1,118,605
Insurance 2.9%
Aflac, Inc.	1,618	116,383
Allstate Corp.	745	99,755
American International Group, Inc.	2,180	137,580
Aon PLC "A"	568	175,103
Arthur J. Gallagher & Co.	565	112,497
Assurant, Inc.	158	20,259
Brown & Brown, Inc.	624	37,184
Chubb Ltd.	1,169	256,701
Cincinnati Financial Corp.	417	46,270
Everest Re Group Ltd.	111	37,511

Globe Life, Inc.	244	29,270
Hartford Financial Services Group, Inc.	920	70,260
Lincoln National Corp.	466	18,146
Loews Corp.	537	31,227
Marsh & McLennan Companies, Inc.	1,338	231,715
MetLife, Inc.	1,870	143,429
Principal Financial Group, Inc.	634	56,857
Progressive Corp.	1,598	211,176
Prudential Financial, Inc.	1,011	109,218
Travelers Companies, Inc.	639	121,289
W.R. Berkley Corp.	560	42,717
Willis Towers Watson PLC	294	72,371
		2,176,918
Health Care 18.0%
Biotechnology 3.6%
AbbVie, Inc.	5,659	912,118
Amgen, Inc.	1,736	497,190
Biogen, Inc.*	477	145,566
Gilead Sciences, Inc.	4,101	360,191
Incyte Corp.*	593	47,244
Moderna, Inc.*	1,088	191,390
Regeneron Pharmaceuticals, Inc.*	345	259,337
Vertex Pharmaceuticals, Inc.*	762	241,097
		2,654,133
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	5,367	577,382
ABIOMED, Inc.*	134	50,624
Align Technology, Inc.*	212	41,692
Baxter International, Inc.	1,539	87,000
Becton, Dickinson & Co.	852	212,438
Boston Scientific Corp.*	4,382	198,373
DENTSPLY SIRONA, Inc.	625	18,913
DexCom, Inc.*	1,144	133,024
Edwards Lifesciences Corp.*	1,847	142,681
Hologic, Inc.*	751	57,196
IDEXX Laboratories, Inc.*	244	103,912
Intuitive Surgical, Inc.*	1,090	294,725
Medtronic PLC	4,173	329,834
ResMed, Inc.	444	102,209
STERIS PLC	296	54,979
Stryker Corp.	979	228,978
Teleflex, Inc.	136	31,840
The Cooper Companies, Inc.	145	45,871
Zimmer Biomet Holdings, Inc.	614	73,741
		2,785,412
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	281	47,964
Cardinal Health, Inc.	503	40,325
Centene Corp.*	1,099	95,668
Cigna Corp.	682	224,303
CVS Health Corp.	2,786	283,838
Elevance Health, Inc.	455	242,479
HCA Healthcare, Inc.	425	102,093
Humana, Inc.	239	131,426
Laboratory Corp. of America Holdings	171	41,160
McKesson Corp.	269	102,672

Molina Healthcare, Inc.*	109	36,708
Quest Diagnostics, Inc.	214	32,492
UnitedHealth Group, Inc.	1,911	1,046,769
		2,427,897
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	616	95,468
Bio-Rad Laboratories, Inc. "A"*	49	20,321
Bio-Techne Corp.	336	28,557
Charles River Laboratories International, Inc.*	112	25,600
Danaher Corp.	1,347	368,283
Illumina, Inc.*	348	75,892
IQVIA Holdings, Inc.*	387	84,374
Mettler-Toledo International, Inc.*	52	76,417
PerkinElmer, Inc.	284	39,683
Thermo Fisher Scientific, Inc.	780	436,971
Waters Corp.*	130	45,058
West Pharmaceutical Services, Inc.	163	38,249
		1,334,873
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	5,575	447,561
Catalent, Inc.*	494	24,764
Eli Lilly & Co.	2,022	750,324
Johnson & Johnson	6,846	1,218,588
Merck & Co., Inc.	6,492	714,899
Organon & Co.	688	17,902
Pfizer, Inc.	14,458	724,779
Viatris, Inc.	3,024	33,355
Zoetis, Inc.	1,218	187,742
		4,119,914
Industrials 6.8%
Aerospace & Defense 2.9%
Boeing Co.*	1,932	345,596
General Dynamics Corp.	800	201,912
Howmet Aerospace, Inc.	1,318	49,649
Huntington Ingalls Industries, Inc.	150	34,794
L3Harris Technologies, Inc.	679	154,187
Lockheed Martin Corp.	841	408,045
Northrop Grumman Corp.	517	275,711
Raytheon Technologies Corp.	5,229	516,207
Textron, Inc.	718	51,251
TransDigm Group, Inc.	185	116,273
		2,153,625
Airlines 0.5%
Alaska Air Group, Inc.*	810	38,426
American Airlines Group, Inc.*	4,686	67,619
Delta Air Lines, Inc.*	2,824	99,885
Southwest Airlines Co.*	2,121	84,649
United Airlines Holdings, Inc.*	1,757	77,607
		368,186
Electrical Equipment 0.9%
AMETEK, Inc.	813	115,788
Eaton Corp. PLC	1,407	229,974
Emerson Electric Co.	2,092	200,351

Generac Holdings, Inc.*	223	23,531
Rockwell Automation, Inc.	419	110,708
		680,352
Industrial Conglomerates 1.4%
3M Co.	1,873	235,942
General Electric Co.	3,571	306,999
Honeywell International, Inc.	2,281	500,793
		1,043,734
Road & Rail 1.1%
CSX Corp.	5,749	187,935
J.B. Hunt Transport Services, Inc.	217	39,904
Norfolk Southern Corp.	628	161,082
Old Dominion Freight Line, Inc.	228	68,995
Union Pacific Corp.	1,568	340,930
		798,846
Information Technology 23.2%
Communications Equipment 1.1%
Arista Networks, Inc.*	572	79,680
Cisco Systems, Inc.	11,045	549,158
F5, Inc.*	161	24,892
Juniper Networks, Inc.	850	28,254
Motorola Solutions, Inc.	457	124,395
		806,379
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	1,250	100,538
CDW Corp.	285	53,762
Corning, Inc.	1,591	54,301
Keysight Technologies, Inc.*	382	69,100
TE Connectivity Ltd.	648	81,726
Teledyne Technologies, Inc.*	94	39,489
Trimble, Inc.*	499	29,815
Zebra Technologies Corp. "A"*	105	28,379
		457,110
IT Services 5.1%
Accenture PLC "A"	1,608	483,895
Akamai Technologies, Inc.*	436	41,359
Automatic Data Processing, Inc.	1,048	276,819
Broadridge Financial Solutions, Inc.	311	46,373
Cognizant Technology Solutions Corp. "A"	1,327	82,553
EPAM Systems, Inc.*	154	56,761
Fidelity National Information Services, Inc.	1,510	109,596
Fiserv, Inc.*	1,468	153,200
FleetCor Technologies, Inc.*	214	41,987
Gartner, Inc.*	212	74,278
Global Payments, Inc.	697	72,335
International Business Machines Corp.	2,291	341,130
Jack Henry & Associates, Inc.	196	37,113
Mastercard, Inc. "A"	2,180	776,952
Paychex, Inc.	805	99,844
PayPal Holdings, Inc.*	2,870	225,037
VeriSign, Inc.*	245	48,953
Visa, Inc. "A"	3,946	856,282
		3,824,467
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.*	2,301	178,627

Analog Devices, Inc.	764	131,339
Applied Materials, Inc.	1,257	137,767
Broadcom, Inc.	590	325,108
Enphase Energy, Inc.*	211	67,645
Intel Corp.	5,717	171,910
KLA Corp.	229	90,031
Lam Research Corp.	209	98,727
Microchip Technology, Inc.	800	63,352
Micron Technology, Inc.	1,593	91,836
Monolithic Power Systems, Inc.	67	25,591
NVIDIA Corp.	3,528	597,043
NXP Semiconductors NV	396	69,633
ON Semiconductor Corp.*	618	46,474
QUALCOMM, Inc.	1,622	205,167
Skyworks Solutions, Inc.	223	21,323
SolarEdge Technologies, Inc.*	87	26,001
Teradyne, Inc.	224	20,933
Texas Instruments, Inc.	1,278	230,628
		2,599,135
Software 7.4%
Adobe, Inc.*	1,021	352,174
ANSYS, Inc.*	167	42,468
Autodesk, Inc.*	434	87,646
Cadence Design Systems, Inc.*	533	91,697
Fortinet, Inc.*	1,352	71,872
Intuit, Inc.	574	233,957
Microsoft Corp.	13,562	3,460,209
NortonLifeLock, Inc.	1,212	27,828
Oracle Corp.	3,227	267,938
Paycom Software, Inc.*	90	30,519
PTC, Inc.*	206	26,205
Roper Technologies, Inc.	220	96,556
Salesforce, Inc.*	2,114	338,768
ServiceNow, Inc.*	468	194,828
Synopsys, Inc.*	318	107,974
Tyler Technologies, Inc.*	76	26,048
		5,456,687
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	26,536	3,928,124
Hewlett Packard Enterprise Co.	2,343	39,316
HP, Inc.	1,842	55,334
NetApp, Inc.	411	27,788
Seagate Technology Holdings PLC	350	18,539
Western Digital Corp.*	551	20,249
		4,089,350
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	337	52,441
American Tower Corp.	1,092	241,605
AvalonBay Communities, Inc.	335	58,592
Boston Properties, Inc.	335	24,147
Camden Property Trust	253	30,444
Crown Castle, Inc.	1,016	143,693
Digital Realty Trust, Inc.	660	74,224
Equinix, Inc.	211	145,727
Equity Residential	828	53,704

Essex Property Trust, Inc.	155	34,159
Extra Space Storage, Inc.	312	50,135
Healthpeak Properties, Inc.	1,268	33,298
Host Hotels & Resorts, Inc.	1,694	32,084
Iron Mountain, Inc.	685	37,216
Kimco Realty Corp.	1,419	32,523
Mid-America Apartment Communities, Inc.	271	44,683
Prologis, Inc.	2,128	250,657
Public Storage	362	107,862
Realty Income Corp.	1,400	88,298
SBA Communications Corp.	249	74,526
Simon Property Group, Inc.	769	91,849
UDR, Inc.	671	27,826
Ventas, Inc.	904	42,063
VICI Properties, Inc.	2,257	77,189
Welltower, Inc.	1,011	71,811
Weyerhaeuser Co.	1,678	54,887
		1,975,643
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	684	54,446
Utilities 3.0%
Electric Utilities 2.1%
Alliant Energy Corp.	613	34,512
American Electric Power Co., Inc.	1,249	120,903
Constellation Energy Corp.	816	78,434
Duke Energy Corp.	1,864	186,269
Edison International	919	61,261
Entergy Corp.	485	56,391
Evergy, Inc.	552	32,684
Eversource Energy	840	69,602
Exelon Corp.	2,392	98,957
FirstEnergy Corp.	1,388	57,241
NextEra Energy, Inc.	4,764	403,511
NRG Energy, Inc.	576	24,451
PPL Corp.	1,797	53,047
Southern Co.	2,592	175,323
Xcel Energy, Inc.	1,266	88,899
		1,541,485
Gas Utilities 0.0%
Atmos Energy Corp.	296	35,579
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	1,408	40,720
Multi-Utilities 0.8%
Ameren Corp.	507	45,285
CenterPoint Energy, Inc.	1,254	39,012
CMS Energy Corp.	579	35,360
Consolidated Edison, Inc.	703	68,922
Dominion Energy, Inc.	1,622	99,120
DTE Energy Co.	385	44,664
NiSource, Inc.	804	22,464
Public Service Enterprise Group, Inc.	994	60,187

Sempra Energy	600	99,714
WEC Energy Group, Inc.	603	59,781
		574,509
Total Common Stocks (Cost $67,687,501)		62,812,803

Exchange-Traded Funds 4.9%
Energy Select Sector SPDR Fund	35,000	3,190,250
Vanguard Real Estate ETF	5,000	440,400
Total Exchange-Traded Funds (Cost $2,915,189)		3,630,650

Cash Equivalents 10.2%
DWS Central Cash Management Government Fund, 3.7% (a) (Cost $7,563,691)	7,563,691	7,563,691

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,166,381)	99.8	74,007,144
Other Assets and Liabilities, Net	0.2	129,499
Net Assets	100.0	74,136,643
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Cash Equivalents 10.2%
DWS Central Cash Management Government Fund, 3.7% (a)
6,900,694	8,933,410	8,270,413	—	—	43,075	—	7,563,691	7,563,691

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$62,812,803	$—	$—	$62,812,803
Exchange-Traded Funds	3,630,650	—	—	3,630,650
Short-Term Investments	7,563,691	—	—	7,563,691
Total	$74,007,144	$—	$—	$74,007,144

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH1
R-080548-2 (1/25)